19. SUPPLEMENTAL CASH FLOW INFORMATION: Schedule of Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Supplemental Cash Flow Information
	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Cash paid for interest	-	-	-	-
Cash paid for income taxes	-	-	-	-
	-	-	-	-